PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Government Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month period ended November 30, 1997. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, Government Cash Series paid a total of $0.02 in dividends per share. In addition to income on their ready cash, shareholders benefit from the fund's daily liquidity and stability of principal.*

At the end of the reporting period, the fund's net assets stood at $552.7 million, with 28% of net assets invested in securities issued by the United States Treasury and various government agencies, including the Federal Farm Credit Bank, Federal Home Loan Bank, Federal Home Loan Mortgage Association, Federal National Mortgage Association, and Student Loan Marketing Association. More than 74% of the fund's net assets was invested in repurchase agreements backed by U.S. government and/or agency securities, because repurchase agreements offered a yield advantage over many direct government obligations.

Thank you for choosing Government Cash Series as a convenient way to keep your cash working every day through the relative safety of U.S. government money market obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

[Graphic]

Richard B. Fisher
President
January 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in this fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Government Cash Series is invested in direct U.S. Treasury and U.S. government agency obligations and in repurchase agreements which have these securities as collateral. The fund continues to invest in issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Federal Home Loan Mortgage Corp., and maintains a small Treasury position for liquidity purposes.

Over the six months ended November 30, 1997, Federal Reserve Board's (the "Fed") policy remained on hold with the federal funds target rate at 5.50%. Economic fundamentals remained strong over the reporting period, but inflationary pressures remained benign. On the heels of the 25 basis point tightening by the Fed in late March, short-term interest rates gradually declined over the second quarter as fears of another near-term Fed tightening receded notably in light of little to no evidence of price pressures. The market then traded within a fairly narrow range through the summer months, with few new developments to break it out of its holding pattern. Fed tightening fears were rekindled in early October, however, as comments by Fed officials indicated an internal debate over whether tight labor markets and above-trend growth would eventually lead to inflationary pressures, and many analysts expected a 25 basis point hike in the Fed funds target rate at the Fed's November Federal Open Market Committee meeting. Turmoil in the overseas markets in late October and into November, particularly in the Asian equity markets, took pressure off of the Fed in the near term, however, and put them back on the sidelines until the situation stabilizes.

Very short-term Treasury bills were heavily influenced by technical factors over the reporting period--namely, a reduction in the overall Treasury bill auction sizes due to stronger than expected tax receipts and continued improvement in the budget deficit. As a result, movements in the relatively longer 1-year Treasury bill were the best barometer of the shifting market sentiment over the reporting period. The yield on this security declined steadily from 5.75% in early June to 5.50% in early July, then traded within a fairly narrow range until early October. The yield then rose to 5.60% by the middle of the month as Fed-tightening expectations resurfaced, plunged to 5.20% in the midst of the Asian crisis as investors sought a safe haven in Treasury securities, and ended the reporting period around 5.50% as the overseas markets found some tenuous support.

Over the reporting period, the fund was targeted in a 35- to 45-day average maturity range, representing a neutral stance. The average maturity of the fund varied within that range according to relative value opportunities available in the Treasury and U.S. government agency markets. Technical influences in shorter-term Treasury securities resulted in wider spreads offered on agency securities, and we emphasized purchases in this market. The fund remained barbelled in structure, combining a significant position in overnight and term repurchase agreements and floating-rate securities with purchases of Treasury and agency securities with 6- to 12-month maturities. Although the economic fundamentals still point to an economy with a decent head of steam, the uncertainty about the recent developments in Asia is likely to keep the Fed on hold for the time being, and the fund will likely maintain its current stance in the near term.

PORTFOLIO OF INVESTMENTS
GOVERNMENT CASH SERIES
NOVEMBER 30, 1997 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE
 SHORT-TERM OBLIGATIONS--27.5%
 $         14,000,000 (a)Federal Farm Credit Bank Floating Rate Notes--2.5% 5.350%,  $   13,993,421
                      1/2/1998
           33,200,000 (b)Federal Home Loan Bank System Discount Notes--5.9% 5.380%       32,640,468
                      - 5.510%, 12/10/1997 - 6/22/1998
           11,000,000 (a)Federal Home Loan Bank System Floating Rate Notes--2.0%
                      10,999,087 5.509% - 5.529%, 12/4/1997 - 12/22/1997
           18,900,000 Federal Home Loan Bank System Note--3.4% 5.460% - 6.025%,          18,894,849
                      12/12/1997 - 10/23/1998
            8,000,000 (a)Federal Home Loan Mortgage Corp. Floating Rate Notes--1.4%       7,996,534
                      5.468%, 12/22/1997
            5,000,000 Federal Home Loan Mortgage Corp. Note--0.9% 5.715% - 5.840%,        4,999,330
                      3/17/1998 - 4/8/1998
           13,600,000 (b)Federal National Mortgage Association Discount
                      Notes--2.4% 13,324,972 5.400% - 5.530%, 12/30/1997 -
                      10/8/1998
           11,000,000 (a)Federal National Mortgage Association Floating Rate             10,998,596
                      Notes--2.0% 5.590% - 5.788%, 12/2/1997
           17,600,000 Federal National Mortgage Association Note--3.2% 5.630% -          17,617,541
                      7.000%, 3/25/1998 - 8/14/1998
            7,000,000 (a)Student Loan Marketing Association Floating Rate                 6,996,929
                      Notes--1.3% 5.783%, 12/2/1997
            2,000,000 Student Loan Marketing Association Note--0.4% 5.880%,               2,000,000
                      12/10/1998
            2,000,000 (b)United States Treasury Bills--0.4% 5.300%, 3/5/1998              1,972,322
 UNITED STATES TREASURY NOTES--1.7%
            5,500,000 United States Treasury Notes, 6.125%, 5/15/1998                     5,504,444
            4,000,000 United States Treasury Notes, 6.250%, 7/31/1998                     4,014,114
                      &NBSP;&NBSP;&NBSP;&NBSP;TOTAL                                       9,518,558
                      &NBSP;&NBSP;&NBSP;&NBSP;TOTAL SHORT-TERM OBLIGATIONS              151,952,607
 (C)REPURCHASE AGREEMENTS--74.4%
           25,000,000 ABN AMRO Chicago Corp., 5.750%, dated 11/28/1997, due              25,000,000
                      12/1/1997
           25,000,000 Bear, Stearns and Co., 5.760%, dated 11/28/1997, due               25,000,000
                      12/1/1997
           20,000,000 (d)Chase Government Securities, Inc., 5.630%, dated                20,000,000
                      11/13/1997, due 1/12/1998
           15,000,000 (d)Credit Suisse First Boston, Inc., 5.525%, dated 10/3/1997,      15,000,000
                      due 12/5/1997
           21,000,000 (d)Credit Suisse First Boston, Inc., 5.550%, dated                 21,000,000
                      11/13/1997, due 12/16/1997
            7,000,000 (d)Credit Suisse First Boston, Inc., 5.590%, dated 10/2/1997,       7,000,000
                      due 1/5/1998

 GOVERNMENT CASH SERIES

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (C)REPURCHASE AGREEMENTS--CONTINUED
 $          9,000,000 (d)Deutsche Bank Government Securities, Inc., 7.450%, dated    $    9,000,000
                      11/24/1997, due 1/5/1998
           15,000,000 Dresdner Securities (USA), Inc., 5.750%, dated 11/28/1997,         15,000,000
                      due 12/1/1997
           50,000,000 Fuji Government Securities, Inc., 5.750%, dated 11/28/1997,        50,000,000
                      due 12/1/1997
           11,000,000 (d)Goldman Sachs Group, LP, 5.600%, dated 10/28/1997, due          11,000,000
                      1/26/1998
           16,000,000 (d)Goldman Sachs Group, LP, 5.620%, dated 11/5/1997, due           16,000,000
                      1/5/1998
           25,000,000 HSBC Securities, Inc., 5.750%, dated 11/28/1997, due               25,000,000
                      12/1/1997
           25,000,000 J.P. Morgan & Co., Inc., 5.740%, dated 11/28/1997, due             25,000,000
                      12/1/1997
           13,000,000 (d)Morgan Stanley Group, Inc., 5.600%, dated 10/29/1997, due       13,000,000
                      1/27/1998
           45,000,000 PaineWebber Group, Inc., 5.750%, dated 11/28/1997, due             45,000,000
                      12/1/1997
           25,000,000 Prudential Securities, Inc., 5.750%, dated 11/28/1997, due         25,000,000
                      12/1/1997
           18,000,000 (d)Swiss Bank Capital Markets, 5.600%, dated 10/20/1997, due       18,000,000
                      1/20/1998
            9,100,000 Swiss Bank Capital Markets, 5.700%, dated 11/28/1997, due           9,100,000
                      12/1/1997
           25,000,000 Toronto Dominion Securities (USA) Inc., 5.760%, dated              25,000,000
                      11/28/1997, due 12/1/1997
           12,000,000 (d)UBS Securities, Inc., 5.630%, dated 11/13/1997, due             12,000,000
                      1/12/1998
                      TOTAL REPURCHASE AGREEMENTS                                       411,100,000
                      TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                        $ 563,052,607

(a) Denotes variable rate and floating rate obligations for which the current rate is shown.

(b) Each issue shows the rate of discount at the time of purchase.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($552,713,591) at November 30, 1997.

The following acronym is used throughout this portfolio:

LP --Limited Partnership

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
GOVERNMENT CASH SERIES
NOVEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                  $ 411,100,000
 Investments in securities                                               151,952,607
   Total investments in securities, at amortized cost and value                       $ 563,052,607
 Cash                                                                                       227,257
 Income receivable                                                                        1,891,629
   Total assets                                                                         565,171,493
 LIABILITIES:
 Payable for investments purchased                                       11,000,000
 Income distribution payable                                              1,279,735
 Accrued expenses                                                           178,167
   Total liabilities                                                                     12,457,902
 Net Assets for 552,713,591 shares outstanding                                        $ 552,713,591
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 $552,713,591 / 552,713,591 shares outstanding                                $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
GOVERNMENT CASH SERIES
SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                             $  15,277,031
 EXPENSES:
 Investment advisory fee                                               $  1,358,300
 Administrative personnel and services fee                                  205,103
 Custodian fees                                                              27,033
 Transfer and dividend disbursing agent fees and expenses                   231,610
 Directors'/Trustees' fees                                                    4,850
 Auditing fees                                                                6,589
 Legal fees                                                                   3,477
 Portfolio accounting fees                                                   49,670
 Distribution services fee                                                  271,660
 Shareholder services fee                                                   679,150
 Share registration costs                                                    21,256
 Printing and postage                                                        38,064
 Insurance premiums                                                           3,660
 Taxes                                                                       25,071
 Miscellaneous                                                                3,476
   Total expenses                                                         2,928,969
   Waiver of investment advisory fee                                       (203,242)
     Net expenses                                                                         2,725,727
       Net investment income                                                          $  12,551,304

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
GOVERNMENT CASH SERIES

                                   SIX MONTHS
                                      ENDED
                                   (UNAUDITED)
                             NOVEMBER 30, YEAR ENDED
                                                                      1997            MAY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $     12,551,304   $      24,576,217
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                           (12,551,304)        (24,576,217)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     1,242,918,177       3,215,216,492
 Net asset value of shares issued to shareholders in payment         10,586,080          21,740,385
 of distributions declared
 Cost of shares redeemed                                         (1,231,157,724)    (3,154,718,528)
   Change in net assets resulting from share transactions            22,346,533          82,238,349
     Change in net assets                                            22,346,533          82,238,349
 NET ASSETS:
 Beginning of period                                                530,367,058         448,128,709
 End of period                                                 $    552,713,591   $     530,367,058

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                         SIX MONTHS
                            ENDED
                         (UNAUDITED)
                         NOVEMBER 30,             YEAR ENDED MAY 31,
                         1997        1997     1996    1995     1994      1993
NET ASSET VALUE,
BEGINNING OF PERIOD       $ 1.00   $ 1.00   $ 1.00  $ 1.00    $ 1.00    $ 1.00
INCOME FROM
INVESTMENT OPERATIONS
Net investment income       0.02     0.04     0.05    0.04      0.02      0.03
LESS DISTRIBUTIONS
Distributions from net
investment income          (0.02)   (0.04)   (0.05)  (0.04)    (0.02)    (0.03)
NET ASSET VALUE,
END OF PERIOD             $ 1.00   $ 1.00   $ 1.00  $ 1.00    $ 1.00    $ 1.00
TOTAL RETURN(A)             2.34%    4.54%    4.85%   4.43%     2.45%     2.54%
RATIOS TO AVERAGE
NET ASSETS
Expenses                    1.00%*   0.99%    0.99%   0.99%     0.99%     0.99%
Net investment income       4.62%*   4.45%    4.75%   4.35%     2.41%     2.53%
Expense waiver/
reimbursement(b)            0.07%*   0.10%    0.30%   0.08%     0.09%     0.06%
SUPPLEMENTAL DATA
Net assets,
 end of period
(000 omitted)           $552,714 $530,367 $448,129 $453,096 $401,334  $400,231

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
GOVERNMENT CASH SERIES
NOVEMBER 30, 1997 (UNAUDITED)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At November 30, 1997, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At November 30, 1997, capital paid-in aggregated $552,713,591. Transactions in capital stock were as follows:

                                                 SIX MONTHS
                                                    ENDED           YEAR ENDED
                                              NOVEMBER 30, 1997     MAY 31, 1997
Shares sold                                      1,242,918,177    3,215,216,492
Shares issued to shareholders in
payment of distributions declared                   10,586,080       21,740,385
Shares redeemed                                 (1,231,157,724)  (3,154,718,528)
Net change resulting from share transactions        22,346,533       82,238,349

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

                                  DIRECTORS
                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                           J. Christopher Donahue
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Peter E. Madden
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                              Richard B. Fisher
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              J. Crilley Kelly
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

FEDERATED INVESTORS

GOVERNMENT CASH SERIES


Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-245-7400

WWW.FEDERATEDINVESTORS.COM


SEMI-ANNUAL REPORT
TO SHAREHOLDERS

NOVEMBER 30, 1997

[Graphic]

Cusip 147551204
0122604 (1/98)




                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Municipal Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month period ended November 30, 1997. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's tax-free securities issued by municipalities nationwide, and its financial statements.

During the reporting period, Municipal Cash Series paid a total of $0.01 in tax-free dividends* per share. In addition to tax-free income on their ready cash, shareholders benefit from the fund's daily liquidity and stability of principal.** By the end of the reporting period, shareholders had invested a total of $535 million in the fund's diversified portfolio of tax-free securities issued by municipalities nationwide.

Thank you for choosing Municipal Cash Series as a convenient way to keep your cash working every day through the relative safety of high-quality municipal obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

[Graphic]

Richard B. Fisher
President
January 15, 1998

* Income may be subject to the federal alternative minimum tax and state and local taxes.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in this fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Municipal Cash Series invests in high-quality, short-term, tax-exempt debt securities and seeks to maintain a stable net asset value of $1.00 per share. The seven-day net yield for the fund on November 30, 1997, was 3.04% compared to 3.05% six months earlier.* The latest yield was the equivalent of a 5.05% taxable yield for investors in the highest federal tax bracket.

The economy remained robust over the reporting period, posting a rate of growth of 3.30% for the second and third quarters and is expected to continue at this above-trend pace in the fourth quarter of 1997. At the same time, however, inflationary pressures have remained quite benign over the reporting period in spite of impressive performance from the economy and historically low unemployment figures. In the wake of the Federal Reserve Board's (the "Fed's") 25 basis point increase in the federal funds target rate on March 25, 1997, short-term interest rates remained relatively high as market participants sought to ascertain whether another move was soon to follow. As inflationary pressures remained mild, however, fears of a near-term tightening by the Fed gradually receded, and all but vanished by late June. The end of the reporting period coincided with very disappointing economic news from the Pacific Rim and as a consequence, an unsteady U.S. stock market. These overriding macro issues eliminated any rate-tightening intentions the Fed may have had during the third quarter. Short-term interest rates traded within a rather narrow range during the reporting period. Movements in the 1-year Treasury bill over the reporting period best reveal the market's shifting sentiment. The 1-year Treasury bill traded as high as 5.75% in early June, but then fell to as low as 5.45% before closing the period at 5.50%.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over this reporting period, most notably the summer note issuance season. Variable rate demand notes (VRDNs), which comprise more than 50% of the fund's assets, started the reporting period at a yield of 3.45% but spiked upward to as high as 4.15% in late June due to a substantial supply of notes in the market. VRDN yields fell in August, but moved sharply higher in September to above 4.00% as supply and demand imbalances occurred once again. Yields then fell again in October before rising once again to close the reporting period at 3.85%. Over the reporting period, VRDN yields averaged 70% or more of taxable government and corporate securities with comparable maturities making them attractive for investors at the 31% or higher federal tax brackets.

The fund remained in a 45- to 50-day average maturity target range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. Early in the reporting period, fixed-rate notes, as a percentage of treasuries, were fairly expensive. Accordingly, so we held off on purchasing these notes and locking in those yields. As the market cheapened in the third quarter, we began to take advantage of attractive buying opportunities to maintain the fund's average maturity. We continue to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months.

With one preemptive tightening under their belts, Fed officials now appear to be debating, both publicly and privately, whether the conditions at hand--strong growth yet little to no price inflation and overseas economic implications--would indicate that the non-inflationary potential of the economy is actually greater than previously thought. Growth of 2 to 21o2% has generally been embraced as this non-inflationary potential. As the Fed continues to analyze the situation, the front end of the taxable and tax-exempt municipal markets are destined to be range-bound, absent any signs of upward pressures on prices. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.

                          PORTFOLIO OF INVESTMENTS

                           MUNICIPAL CASH SERIES

                        NOVEMBER 30, 1997 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--100.1%
 ALABAMA--0.3%
 $            385,000 Hoover, AL, IDA Weekly VRDNs (Bud's Best Cookies,              $      385,000
                      Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)
              395,000 Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell                        395,000
                      Manufacturing)/(SouthTrust Bank of Alabama, Birmingham LOC)
              370,000 Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell                        370,000
                      Manufacturing)/(SouthTrust Bank of Alabama, Birmingham LOC)
              345,000 Muscle Shoals, AL, IDB Weekly VRDNs (Whitesell                        345,000
                      Manufacturing)/(SouthTrust Bank of Alabama, Birmingham LOC)
                        TOTAL                                                             1,495,000
 ARIZONA--3.2%
            2,300,000 Cochise County, AZ Pollution Control Corp., (Pooled Series
                      2,300,000 1994A), 3.80% TOBs (Arizona Electric Power
                      Cooperative, Inc. Project)/(National Rural Utilities
                      Cooperative Finance Corp.
                      GTD), Optional Tender 3/1/1998
            4,400,000 Eloy, AZ, IDA, (Series 1996) Weekly VRDNs (The Marley Cooling       4,400,000
                      Tower Co.)/(First Union National Bank, Charlotte, N.C. LOC)
            5,500,000 Phoenix, AZ, IDA, (Series 1997) Weekly VRDNs (Interface Data        5,500,000
                      Systems, Inc.)/(Bank One, Arizona N.A. LOC)
            4,700,000 Yuma County, AZ Airport Authority, Inc., (Series 1997A)             4,700,000
                      Weekly VRDNs (Bank One, Arizona N.A. LOC)
                        TOTAL                                                            16,900,000
 ARKANSAS--9.2%
            9,000,000 Arkansas Development Finance Authority, (Series 1995) Weekly        9,000,000
                      VRDNs (Paco Steel & Engineering Corporation Project)/(Union
                      Bank of California LOC)
            4,700,000 Arkansas Development Finance Authority, Single Family               4,700,000
                      Mortgage Revenue Bonds (1997 Series D), 4.05% TOBs, Mandatory
                      Tender 7/1/1998
            8,000,000 Crossett, AR, (Series 1997) Weekly VRDNs (Bemis Co., Inc.)          8,000,000
           11,000,000 Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994),        11,000,000
                      4.05% CP (Temple-Inland Forest Products Corp.
                      Project)/(Temple-Inland, Inc. GTD), Mandatory Tender
                      1/22/1998
            1,000,000 Sheridan, AR IDA, (Series B) Weekly VRDNs (H.H. Robertson           1,000,000
                      Co.)/(PNC Bank, N.A. LOC)
            7,500,000 Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy       7,500,000
                      Chair Co.)/(NBD Bank, Michigan LOC)
            8,000,000 Springdale, AR, IDA Weekly VRDNs (Newlywed Food)/(Mellon
                      Bank 8,000,000 NA, Pittsburgh LOC)
                        TOTAL                                                            49,200,000

Municipal Cash Series

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 COLORADO--1.3%
 $          4,250,000 Adams County, CO IDB, (Series 1993) Weekly VRDNs (Bace         $    4,250,000
                      Manufacturing, Inc.)/(Citibank N.A., New York LOC)
            2,640,000 Colorado HFA, (Series 1996) Weekly VRDNs (Neppl-Springs             2,640,000
                      Fabrication)/(Bank One, Colorado LOC)
                        TOTAL                                                             6,890,000
 DELAWARE--1.9%
           10,000,000 Delaware EDA, (Series 1997C) Weekly VRDNs (Star 10,000,000
                      Enterprise)/(Canadian Imperial Bank of Commerce, Toronto
                      LOC)
 DISTRICT OF COLUMBIA--1.5%
            4,000,000 District of Columbia Housing Finance Agency, (Series 1996C),        4,000,000
                      3.90% TOBs (Trinity Funding Company INV), Mandatory Tender
                      12/1/1997
            4,200,000 District of Columbia Housing Finance Agency, (Series 1997C),        4,200,000
                      4.05% TOBs (AIG Funding, Inc. INV), Mandatory Tender 9/1/1998
                        TOTAL                                                             8,200,000
 FLORIDA--1.3%
            7,000,000 Broward County, FL, (Series B), 3.85% CP (Bank of                   7,000,000
                      Tokyo-Mitsubishi Ltd. LIQ), Mandatory Tender 1/28/1998
 GEORGIA--3.2%
            1,250,000 De Kalb County, GA Development Authority Weekly VRDNs               1,250,000
                      (Rock-Tenn Company, Inc. Project)/(SunTrust Bank, Atlanta
                      LOC)
            4,000,000 De Kalb County, GA Multi-Family Housing Authority,                  4,000,000
                      Multifamily Housing Revenue Bonds (Series 1996) Weekly VRDNs
                      (Bryton Hill Apartments)/(PNC Bank, Kentucky LOC)
            1,000,000 Forsythe County, GA Development Authority, IDRB (Series 1995)       1,000,000
                      Weekly VRDNs (American BOA, Inc. Project)/(Dresdner Bank Ag,
                      Frankfurt LOC)
            2,160,000 Fulton County, GA IDA, (Series 1996) Weekly VRDNs                   2,160,000
                      (Peachtree-Broad Building, Ltd. Project)/ (SouthTrust Bank of
                      Georgia, Atlanta LOC)
            2,260,000 Gainesville, GA Redevelopment Authority, IDRB (Series 1986)         2,260,000
                      Weekly VRDNs (Hotel of Gainesville Associates
                      Project)/(Regions Bank, Alabama LOC)
            1,500,000 Hart County, GA IDA, Revenue Bonds (Series 1996) Weekly VRDNs       1,500,000
                      (Rock-Tenn Converting Co. Project)/(SunTrust Bank, Atlanta
                      LOC)
            5,000,000 Summerville, GA Development Authority, (Series 1997) Weekly         5,000,000
                      VRDNs (Image Industries, Inc.)/ (First Union National Bank,
                      Charlotte, N.C. LOC)
                        TOTAL                                                            17,170,000
 HAWAII--0.8%
            4,000,000 Hawaii St. Department of Budget & Finance, (Series 1988)            4,000,000
                      Weekly VRDNs (G. N. Wilcox Memorial Hospital)/(Fuji Bank,
                      Ltd., Tokyo LOC)

Municipal Cash Series

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 IDAHO--1.7%
 $          9,115,000 Idaho Housing Agency, PA-115 (1994 Series F) Weekly VRDNs      $    9,115,000
                      (Merrill Lynch Capital Services, Inc. LIQ)
 ILLINOIS--7.6%
            7,400,000 Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), 3.70%        7,400,000
                      TOBs (Peoples Gas Light & Coke Company), Optional Tender
                      12/1/1997
            7,400,000 Illinois Development Finance Authority, (Series 1997) Weekly        7,400,000
                      VRDNs (Tempco Electric Heater Corp.)/(First National Bank of
                      Chicago LOC)
            2,700,000 Illinois Development Finance Authority, Adjustable Rate IDRB        2,700,000
                      (Series 1996A) Weekly VRDNs (Nimlok Company)/(Bank One,
                      Illinois, N.A. LOC)
           10,000,000 Illinois Housing Development Authority, (1997 Subseries B-2),      10,000,000
                      4.15% TOBs, Mandatory Tender 7/7/1998
            9,400,000 Illinois Housing Development Authority, PT-82 (1994 Series B)       9,400,000
                      Weekly VRDNs (Rabobank Nederland, Utrecht LIQ)
            3,870,000 Morton, IL, IDRB (Series 1996) Weekly VRDNs (Morton Welding         3,870,000
                      Co., Inc. Project)/(Bank One, Illinois, N.A. LOC)
                        TOTAL                                                            40,770,000
 INDIANA--7.0%
              310,000 Avilla, IN, IDRB Weekly VRDNs (Group Dekko                            310,000
                      International)/(Bank One, Indianapolis, N.A. LOC)
            1,945,000 Crown Point, IN, IDA Weekly VRDNs (D & M                            1,945,000
                      Manufacturing)/(National City Bank, Kentucky LOC)
            2,600,000 Franklin, IN, Economic Development Revenue Refunding Bonds          2,600,000
                      (Series 1994) Weekly VRDNs (Pedcor Investments L.P.)/(Federal
                      Home Loan Bank of Indianapolis LOC)
            2,275,000 Huntingburg, IN, (Series 1994) Weekly VRDNs (DMI Furniture,         2,275,000
                      Inc.)/(Bank One, Indianapolis, N.A. LOC)
            2,230,000 Huntingburg, IN, EDRB (Series 1993) Weekly VRDNs (DMI               2,230,000
                      Furniture, Inc.)/(Bank One, Indianapolis, N.A. LOC)
            1,870,000 Indiana Development Finance Authority, (Series 1996) Weekly         1,870,000
                      VRDNs (Meridian Group LLC Project)/(Bank One, Indianapolis,
                      N.A. LOC)
            9,000,000 Indiana Development Finance Authority, Solid Waste Disposal         9,000,000
                      Revenue Bonds (Series 1990A), 3.85% CP (Pure Air on the Lake,
                      Limited Partnership)/(National Westminster Bank, PLC, London
                      LOC), Mandatory Tender 1/15/1998
              700,000 Indiana Economic Development Commission, (Series 1989) Weekly         700,000
                      VRDNs (O'Neal Steel, Inc.)/ (SouthTrust Bank of Alabama,
                      Birmingham LOC)
            2,690,000 Indianapolis, IN, (Series 1991) Weekly VRDNs (Cantor &              2,690,000
                      Coleman II Project)/(Bank One, Indianapolis, N.A. LOC)
            1,840,000 Lebanon, IN IDA, (Series 1991) Weekly VRDNs (White Castle           1,840,000
                      System)/(Bank One, Ohio, N.A. LOC)
            5,950,000 North Manchester, IN, (Series 1997) Weekly VRDNs (Eften,            5,950,000
                      Inc.)/(Comerica Bank, Detroit, MI LOC)

Municipal Cash Series

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 INDIANA--CONTINUED
 $          2,400,000 Tippecanoe County, IN Economic Development Revenue Weekly      $    2,400,000
                      VRDNs (Lafayette Venetian Blind)/(PNC Bank, Ohio, N.A. LOC)
            3,325,000 Westfield, IN IDR, (Series 1994) Weekly VRDNs (Standard             3,325,000
                      Locknut & Lockwasher, Inc.)/ (Bank One, Indianapolis, N.A.
                      LOC)
                        TOTAL                                                            37,135,000
 IOWA--0.4%
            2,330,000 Iowa Finance Authority, IDRB Weekly VRDNs (V-T Industries,          2,330,000
                      Inc. Project)/(Norwest Bank Minnesota, Minneapolis LOC)
 KENTUCKY--6.6%
              490,000 Caldwell County, KY, (Series 1990) Weekly VRDNs (Thompson             490,000
                      Steel Pipe)/(Corestates Bank N.A., Philadelphia, PA LOC)
            3,660,000 Glasgow, KY, (Series 1994) Weekly VRDNs (Ply Tech                   3,660,000
                      Corp.)/(Bank One, Kentucky LOC)
            1,900,000 Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die        1,900,000
                      Casting Corporation)/(Harris Trust & Savings Bank, Chicago
                      LOC)
              700,000 Jefferson County, KY Weekly VRDNs (Gateway Press, Inc.)/(PNC          700,000
                      Bank, Kentucky LOC)
           10,000,000 Jefferson County, KY, (1997 Series A), 3.90% CP
                      (Louisville 10,000,000 Gas & Electric Company), Mandatory
                      Tender 1/21/1998
            1,360,000 Jefferson County, KY, IDR (Series 1991) Weekly VRDNs (Findley       1,360,000
                      Adhesives)/(Bank One, Ohio, N.A. LOC)
            2,000,000 Jefferson County, KY, IDR Weekly VRDNs (O'Neal Steel,               2,000,000
                      Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)
            1,600,000 Kentucky Rural EDA, (Series 1990) Weekly VRDNs (Thompson            1,600,000
                      Steel Pipe)/(NBD Bank, Michigan LOC)
            5,000,000 Louisville & Jefferson County, KY Regional Airport Authority,       5,000,000
                      (Series 1997 AA-1) Weekly VRDNs (National City Bank, Kentucky
                      LOC)
            6,000,000 Scottsville, KY, 4.50% TOBs (Sumitomo Electric Wiring               6,000,000
                      Systems)/(Sumitomo Bank Ltd., Osaka LOC), Optional Tender
                      5/1/1998
            2,800,000 Winchester, KY, (Series 1990) Weekly VRDNs (Walle                   2,800,000
                      Corp.)/(Union Bank of Switzerland, Zurich LOC)
                        TOTAL                                                            35,510,000
 LOUISIANA--3.0%
            8,000,000 Lake Charles, LA Harbor & Terminal District, Revenue Bonds          8,000,000
                      (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.
                      Project)/(National City, Pennsylvania LOC)
            4,970,000 Louisiana HFA, Single Family Mortgage Revenue Bonds (Series         4,970,000
                      1997A-3), 3.75% TOBs (Trinity Funding Company INV), Mandatory
                      Tender 3/1/1998
            1,170,000 Louisiana PFA, (Series 1997B), 4.40% TANs (Monroe City School       1,175,838
                      Board), 10/29/1998

Municipal Cash Series

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 LOUISIANA--CONTINUED
 $          2,005,000 Louisiana PFA, (Series 1997C), 4.40% TANs (St. James Parish,   $    2,013,764
                      LA), 10/29/1998
                        TOTAL                                                            16,159,602
 MARYLAND--1.7%
            2,250,000 Cecil County, MD, County Commissioners EDRB (Series 1988S)          2,250,000
                      Weekly VRDNs (Williams Mobile Offices, Inc.)/(First National
                      Bank of Maryland, Baltimore LOC)
            1,000,000 Maryland State Community Development Administration, (Series        1,000,000
                      1990A) Weekly VRDNs (College Estates)/(First National Bank of
                      Maryland, Baltimore LOC)
            2,800,000 Maryland State Community Development Administration, (Series        2,800,000
                      1990B) Weekly VRDNs (Cherry Hill Apartment
                      Ltd.)/(Nationsbank, N.A., Charlotte LOC)
            1,000,000 Maryland State IDFA, Economic Development Revenue Bonds             1,000,000
                      (Series 1996) Weekly VRDNs (Townsend Culinary,
                      Inc.)/(SunTrust Bank, Atlanta LOC)
            2,260,000 Wicomico County, MD, EDRB (Series 1994) Weekly VRDNs (Field         2,260,000
                      Container Co. L.P.)/ (Northern Trust Co., Chicago, IL LOC)
                        TOTAL                                                             9,310,000
 MICHIGAN--0.9%
            3,300,000 Michigan Strategic Fund Weekly VRDNs (Tesco                         3,300,000
                      Engineering)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
            1,215,000 Michigan Strategic Fund, (Series 1991) Weekly VRDNs (AGA Gas,       1,215,000
                      Inc.)/(Svenska Handelsbanken, Stockholm LOC)
                        TOTAL                                                             4,515,000
 MINNESOTA--3.5%
            3,380,000 Coon Rapids, MN, (Series 1996) Weekly VRDNs (Medical                3,380,000
                      Enterprise Associates Project)/ (Norwest Bank Minnesota,
                      Minneapolis LOC)
            5,775,000 (b) Dakota County & Washington County MN Housing &                  5,775,000
                      Redevelopment Authority, MERLOTS (Series J), 4.15% TOBs
                      (United States Treasury COL)/(Corestates Bank N.A.,
                      Philadelphia, PA LIQ), Optional Tender 12/1/1997
              700,000 Minnesota State Higher Education Coordinating Board, (Series          700,000
                      1992A) Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)
            1,650,000 New Hope, MN, (Series 1997), 5.015% TOBs (Park Acres                1,650,000
                      Apartments)/(Bayerische Landesbank Girozentrale INV),
                      Mandatory Tender 3/1/1998
              825,000 Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank                825,000
                      Minnesota, Minneapolis LOC)
            2,200,000 Robbinsdale, MN, (Series 1997), 5.015% TOBs (Bridgeway              2,200,000
                      Apartments)/(Bayerische Landesbank Girozentrale INV),
                      Mandatory Tender 3/1/1998
            1,210,000 St. Paul, MN Port Authority Weekly VRDNs (H.M. Smyth Co.,           1,210,000
                      Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)
            2,730,000 White Bear, MN Weekly VRDNs (Thermoform Plastic,                    2,730,000
                      Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)
                        TOTAL                                                            18,470,000

Municipal Cash Series

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MISSISSIPPI--0.7%
 $          1,700,000 Mississippi Business Finance Corp. Weekly VRDNs (O'Neal        $    1,700,000
                      Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)
            2,275,000 Mississippi Business Finance Corp., IDRB (Series 1994) Weekly       2,275,000
                      VRDNs (Flexsteel Industries, Inc.)/(Norwest Bank Minnesota,
                      Minneapolis LOC)
                        TOTAL                                                             3,975,000
 MISSOURI--1.4%
            2,550,000 Missouri Development Finance Board, Industrial Development          2,550,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (LaGrange Foundry
                      Inc. Project)/(Harris Trust & Savings Bank, Chicago LOC)
              750,000 Missouri Export & Infrastructure Board Weekly VRDNs                   750,000
                      (Ex-L-Tube, Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)
            4,150,000 Moberly, MO IDA, (Series 1996) Weekly VRDNs (Everlast Fitness       4,150,000
                      Manufacturing Corp.)/ (Chase Manhattan Bank N.A., New York
                      LOC)
                        TOTAL                                                             7,450,000
 MONTANA--0.7%
            3,780,000 (b)Montana State Board of Housing, MERLOTS (Series F),
                      4.10% 3,780,000 TOBs (FHA INS)/(Corestates Bank N.A.,
                      Philadelphia, PA LIQ), Optional Tender 1/1/1998
 NEBRASKA--2.6%
            4,000,000 Douglas County, NE, (Series 1991) Weekly VRDNs (Malhove,            4,000,000
                      Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)
           10,000,000 Nebraska Investment Finance Authority, Single Family Housing       10,000,000
                      Revenue Bonds (1997 Series C), 3.90% TOBs, Mandatory Tender
                      7/1/1998
                        TOTAL                                                            14,000,000
 NEW HAMPSHIRE--1.5%
            6,000,000 New Hampshire Business Finance Authority, PCR Bonds (Series         6,000,000
                      A), 3.80% CP (New England Power Co.), Mandatory Tender
                      1/27/1998
            2,010,000 New Hampshire State IDA, (Series 1991), 4.10% TOBs                  2,010,000
                      (International Paper Co.), Optional Tender 10/15/1998
                        TOTAL                                                             8,010,000
 NEW JERSEY--0.2%
            1,143,927 Hopatcong, NJ, 4.20% BANs, 6/12/1998                                1,145,377
 NEW MEXICO--1.0%
            1,500,000 New Mexico Mortgage Finance Authority, (Series D-2), 3.95%          1,500,000
                      TOBs (FGIC INV), Mandatory Tender 6/15/1998
            4,000,000 New Mexico Mortgage Finance Authority, Single Family Mortgage       4,000,000
                      Program Bonds (1997 Issue 2), 3.90% TOBs (FGIC INV),
                      Mandatory Tender 10/15/1998
                        TOTAL                                                             5,500,000

Municipal Cash Series

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NEW YORK--0.1%
 $            500,000 Niagara County, NY IDA, Solid Waste Disposal Facility Revenue  $      500,000
                      bonds (Series 1996D) Weekly VRDNs (American Ref-Fuel
                      Co.)/(Wachovia Bank of NC, NA, Winston-Salem LOC)
 NORTH CAROLINA--2.4%
            2,010,000 New Hanover County, NC PCFA Weekly VRDNs (Efson,                    2,010,000
                      Inc.)/(Branch Banking & Trust Co, Wilson LOC)
            7,000,000 Pender County, NC Industrial Facilities and Pollution Control       7,000,000
                      Financing Authority, (Series 1997) Weekly VRDNs
                      (Leslie-Locke, Inc.)/(Branch Banking & Trust Co, Wilson LOC)
            3,500,000 Person County, NC Industrial Facilities & Pollution Control         3,500,000
                      Financing Authority Daily VRDNs (Carolina Power & Light
                      Co.)/(Fuji Bank, Ltd., Tokyo LOC)
                        TOTAL                                                            12,510,000
 OHIO--0.0%
               60,000 Defiance County, OH, IDR Weekly VRDNs (Dietrich Industries,            60,000
                      Inc.)/(PNC Bank, N.A. LOC)
 OKLAHOMA--5.0%
            2,300,000 Adair County, OK IDA, (Series B) Weekly VRDNs (Baldor
                      2,300,000 Electric Co.)/(Wachovia Bank of NC, N.A.,
                      Winston-Salem LOC)
            8,000,000 Broken Arrow, OK EDA Weekly VRDNs (Blue Bell                        8,000,000
                      Creameries)/(Banque Nationale de Paris LOC)
            4,700,000 Oklahoma Development Finance Authority, 3.70% TOBs (Simmons         4,700,000
                      Poultry Farms)/(Rabobank Nederland, Utrecht LOC), Optional
                      Tender 2/1/1998
            3,860,000 (b)Oklahoma HFA, CDC Municipal Products, Inc. (Series 1996G)        3,860,000
                      Weekly VRDNs (GNMA COL)/ (CDC Municipal Products, Inc. LIQ)
            8,000,000 Tulsa County, OK HFA, CDC Municipal Products, Inc. Class A          8,000,000
                      Certificates (Series 1996E) Weekly VRDNs (GNMA COL)/(CDC
                      Municipal Products, Inc. LIQ)
                        TOTAL                                                            26,860,000
 PENNSYLVANIA--4.1%
            5,700,000 Carbon County, PA IDA, Solid Waste Disposal Revenue Notes           5,700,000
                      (Series 1996), 3.90% RANs (Horsehead Resource Development,
                      Inc.)/(Chase Manhattan Bank N.A., New York LOC), 12/3/1997
            4,450,000 Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds          4,450,000
                      (Series 1992A), 3.75% TOBs (International Paper Co.),
                      Optional Tender 1/15/1998
            1,775,000 Pennsylvania EDFA Weekly VRDNs (Stone and Lime Co.)/(PNC            1,775,000
                      Bank, N.A. LOC)
              900,000 Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO                900,000
                      Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank,
                      N.A. LOC)
            1,000,000 Pennsylvania EDFA, (1995 Series D9) Weekly VRDNs (North             1,000,000
                      American Communications, Inc. Project)/(PNC Bank, N.A. LOC)
            8,100,000 Philadelphia, PA, GO (Series 1990), 4.10% CP (Fuji Bank,            8,100,000
                      Ltd., Tokyo LOC), Mandatory Tender 1/22/1998
                        TOTAL                                                            21,925,000

Municipal Cash Series

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 SOUTH CAROLINA--2.4%
 $          1,000,000 Berkeley County, SC, (Series 1996A) Weekly VRDNs (Nucor        $    1,000,000
                      Corporation)/(Nucor Corporation GTD)
            4,000,000 Georgetown County, SC, Pollution Control Facilities                 4,000,000
                      Adjustable Rate Bonds (Series A), 4.00% TOBs (International
                      Paper Co.), Optional Tender 9/1/1998
            5,500,000 South Carolina Job Development Authority, (Series 1996)
                      5,500,000 Weekly VRDNs (PVC Container Corp.
                      Project)/(Fleet Bank. N.A.
                      LOC)
            2,385,000 South Carolina Job Development Authority, EDRB (Series 1994)        2,385,000
                      Weekly VRDNs (Carolina Cotton Works, Inc. Project)/(Branch
                      Banking & Trust Co., Wilson LOC)
                        TOTAL                                                            12,885,000
 SOUTH DAKOTA--4.6%
            5,500,000 South Dakota Housing Development Authority, (Series G), 3.95%       5,500,000
                      TOBs, Mandatory Tender 8/13/1998
           19,000,000 South Dakota Housing Development Authority, Homeownership          19,000,000
                      Mortgage Bonds (1997 Series E) Weekly VRDNs
                        TOTAL                                                            24,500,000
 TENNESSEE--2.1%
            1,940,000 Benton County TN IDB, (Series 1996) Weekly VRDNs (Jones             1,940,000
                      Plastic and Engineering Corp.)/ (National City Bank, Kentucky
                      LOC)
            1,000,000 Greenfield, TN IDB, (Series 1995) Weekly VRDNs (Plastic             1,000,000
                      Products Co. Project)/(Norwest Bank Minnesota, Minneapolis
                      LOC)
            1,100,000 Hawkins County, TN IDB, (Series 1995) Weekly VRDNs (Sekisui         1,100,000
                      Ta Industries, Inc. Project)/ (Bank of Tokyo-Mitsubishi Ltd.
                      LOC)
            1,000,000 Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995)           1,000,000
                      Weekly VRDNs (Florida Steel Corp.)/(Nationsbank, N.A.,
                      Charlotte LOC)
            3,400,000 McMinn County, TN IDB, Industrial Development Bonds (Series         3,400,000
                      1995) Weekly VRDNs (Creative Fabrication Corp.)/(NBD Bank,
                      Michigan LOC)
            1,800,000 Oak Ridge, TN IDB, Solid Waste Facility Bonds (Series 1996)         1,800,000
                      Weekly VRDNs (M4 Environmental L.P. Project)/(SunTrust Bank,
                      Atlanta LOC)
            1,000,000 Union City, TN IDB, (Series 1995) Weekly VRDNs (Kohler              1,000,000
                      Co.)/(Wachovia Bank of Georgia N.A., Atlanta LOC)
                        TOTAL                                                            11,240,000
 TEXAS--5.8%
            5,000,000 Angelina and Neches River Authority, Texas, Solid Waste             5,000,000
                      Disposal Revenue Bonds (Series 1993), 4.00% CP (Temple-Eastex
                      Inc. Project)/(Temple-Inland, Inc. GTD), Mandatory Tender
                      12/5/1997
            9,000,000 Angelina and Neches River Authority, Texas, Solid Waste             9,000,000
                      Disposal Revenue Bonds (Series 1993), 4.05% CP (Temple-Eastex
                      Inc. Project)/(Temple-Inland, Inc. GTD), Mandatory Tender
                      1/20/1998

Municipal Cash Series

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 TEXAS--CONTINUED
 $          3,250,000 Brazos Harbor, TX Industrial Development Corp., (Series 1991)  $    3,250,000
                      Weekly VRDNs (Rangen, Inc. Project)/(Norwest Bank Minnesota,
                      Minneapolis LOC)
            8,250,000 Greater TX Student Loan Corporation, 3.70% TOBs (Student Loan       8,250,000
                      Marketing Association LOC), Mandatory Tender 3/1/1998
            5,000,000 San Antonio, TX, Special Facilities Airport Revenue Bonds           5,000,000
                      (Series 1995) Weekly VRDNs (Cessna Aircraft Company
                      Project)/(Nationsbank of Texas, N.A. LOC)
              500,000 Tarrant County, TX IDC, (Series 1997) Weekly VRDNs (Lear              500,000
                      Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)
                        TOTAL                                                            31,000,000
 VIRGINIA--3.2%
            5,000,000 Campbell County, VA IDA, Solid Waste Disposal Facilities            5,000,000
                      Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/(Industrial
                      Bank of Japan Ltd., Tokyo LOC)
            1,000,000 Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs             1,000,000
                      (Kentucky Derby Hosiery Co., Inc. Project)/(Bank One,
                      Kentucky LOC)
            4,500,000 Richmond, VA Redevelopment & Housing Authority, (Series B-1)        4,500,000
                      Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                      Landesbank Girozentrale LOC)
              100,000 Richmond, VA Redevelopment & Housing Authority, (Series B-10)         100,000
                      Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                      Landesbank Girozentrale LOC)
            2,000,000 Richmond, VA Redevelopment & Housing Authority, (Series B-9)        2,000,000
                      Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                      Landesbank Girozentrale LOC)
            4,700,000 Virginia Peninsula Port Authority Daily VRDNs (Kinyo                4,700,000
                      Virginia, Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)
                        TOTAL                                                            17,300,000
 WASHINGTON--1.5%
            8,000,000 Pierce County, WA Economic Development Corp., (Series 1995)         8,000,000
                      Weekly VRDNs (Simpson- Tacoma Kraft Company Project)/(Bank of
                      America, Northwest LOC)
 WEST VIRGINIA--0.7%
            1,900,000 Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG            1,900,000
                      Industries, Inc.)
            1,750,000 West Virginia Public Energy Authority, Energy Revenue Bonds         1,750,000
                      (1989 Series A), 3.90% CP (Morgantown Energy
                      Associates)/(Swiss Bank Corp., Basle LOC), Mandatory Tender
                      1/15/1998
                        TOTAL                                                             3,650,000
 WISCONSIN--5.0%
            2,550,000 Germantown, WI, IDA Weekly VRDNs (Zenith Sintered Products,         2,550,000
                      Inc.)/(Bank One, Wisconsin, N.A. LOC)
            2,060,000 Marshfield, WI, IDR (Series 1993) Weekly VRDNs (Building            2,060,000
                      Systems, Inc.)/(Bank One, Wisconsin, N.A. LOC)
            1,450,000 Plover, WI Weekly VRDNs (Sirco Manufacturing, Inc.)/(Norwest        1,450,000
                      Bank Minnesota, Minneapolis LOC)

Municipal Cash Series

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 WISCONSIN--CONTINUED
 $          3,425,000 Port Washington-Saukville, WI School District, 4.10% TRANs,    $    3,428,294
                      10/30/1998
            3,500,000 Prentice Village, WI, Limited Obligation Revenue Refunding          3,500,000
                      Bonds (Series A) Weekly VRDNs (Biewer-Wisconsin Sawmill, Inc.
                      Project)/(Michigan National Bank, Farmington Hills LOC)
              750,000 Shell Lake, WI Weekly VRDNs (Doboy Packaging)/(Union Bank of          750,000
                      Switzerland, Zurich LOC)
            3,200,000 Slinger, WI School District, 4.10% TRANs, 9/29/1998                 3,202,525
            2,000,000 Tomah, WI Area School District, 4.10% TRANs, 9/23/1998              2,001,545
            1,760,000 Waukesha, WI, IDRB (Series 1995) Weekly VRDNs (Weldall              1,760,000
                      Manufacturing Inc. Project)/(Bank One, Wisconsin, N.A. LOC)
            1,450,000 (b)Wisconsin Housing & Economic Development Authority,              1,450,000
                      (Series B), 4.15% TOBs (FSA INS)/ (Corestates Bank N.A.,
                      Philadelphia, PA LIQ), Optional Tender 12/1/1997
            4,710,000 Wisconsin Housing & Economic Development Authority, PT-90           4,710,000
                      (Series 1996F) Weekly VRDNs (Banque Nationale de Paris LIQ)
                        TOTAL                                                            26,862,364
                        TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                      $ 535,322,343

    At November 30, 1997, 94.0% of the total investments at market value were subject to federal alternative minimum tax.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At November 30, 1997, the portfolio securities were rated as follows:

    Tier Rating Percent Based on Total Market Value

     FIRST TIER   SECOND TIER
        93.4%        6.6%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1997, these securities amounted to $14,865,000 which represents 2.8% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($535,006,786) at November 30, 1997.

The following acronyms are used throughout this portfolio:

ACES --Adjustable Convertible Extendable Securities BANs --Bond Anticipation Notes COL --Collateralized CP --Commercial Paper EDA --Economic Development Authority EDFA --Economic Development Financing Authority EDRB --Economic Development Revenue Bonds FGIC --Financial Guaranty Insurance Company FHA --Federal Housing Administration FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority IDA --Industrial Development Authority IDB --Industrial Development Bond IDC --Industrial Development Corporation IDR --Industrial Development Revenue IDRB --Industrial Development Revenue Bond IDFA --Industrial Development Finance Authority INS --Insured INV --Investment Agreement LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit PCR --Pollution Control Revenue PCFA --Pollution Control Finance Authority PFA --Public Facility Authority PLC --Public Limited Company RANs --Revenue Anticipation Notes TANs --Tax Anticipation Notes TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                           MUNICIPAL CASH SERIES

                        NOVEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 535,322,343
 Cash                                                                                     4,154,409
 Income receivable                                                                        3,842,826
   Total assets                                                                         543,319,578
 LIABILITIES:
 Payable for investments purchased                                      $ 7,210,198
 Income distribution payable                                                907,574
 Accrued expenses                                                           195,020
   Total liabilities                                                                      8,312,792
 Net Assets for 535,006,786 shares outstanding                                        $ 535,006,786
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 $535,006,786 / 535,006,786 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                           MUNICIPAL CASH SERIES

               SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                             $  10,568,567
 EXPENSES:
 Investment advisory fee                                               $  1,351,590
 Administrative personnel and services fee                                  204,090
 Custodian fees                                                              25,308
 Transfer and dividend disbursing agent fees and expenses                   292,390
 Directors'/Trustees' fees                                                    3,827
 Auditing fees                                                                6,934
 Legal fees                                                                   2,797
 Portfolio accounting fees                                                   52,771
 Distribution services fee                                                  270,318
 Shareholder services fee                                                   675,795
 Share registration costs                                                    19,365
 Printing and postage                                                        25,199
 Insurance premiums                                                           3,675
 Taxes                                                                       27,473
 Miscellaneous                                                                7,536
   Total expenses                                                         2,969,068
 Waiver of investment advisory fee                                         (234,312)
   Net expenses                                                                           2,734,756
     Net investment income                                                            $   7,833,811

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                            MUNICIPAL CASH SERIES

                                                                 SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)        YEAR ENDED
                                                               NOVEMBER 30, 1997    MAY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                          $     7,833,811   $      15,321,345
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                            (7,833,811)        (15,321,345)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                       996,419,320       2,221,134,502
 Net asset value of shares issued to shareholders in payment          6,950,396          14,397,804
 of distributions declared
 Cost of shares redeemed                                           (983,422,603)     (2,199,077,184)
   Change in net assets resulting from share transactions            19,947,113          36,455,122
     Change in net assets                                            19,947,113          36,455,122
 NET ASSETS:
 Beginning of period                                                515,059,673         478,604,551
 End of period                                                  $   535,006,786   $     515,059,673

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                             SIX MONTHS
                                               ENDED
                                            (UNAUDITED)
                                            NOVEMBER 30,               YEAR ENDED MAY 31,
                                                1997      1997      1996      1995      1994      1993
 NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                            0.01      0.03      0.03      0.03      0.02      0.03
 LESS DISTRIBUTIONS
 Distributions from net investment income        (0.01)    (0.03)    (0.03)    (0.03)    (0.02)    (0.03)
 NET ASSET VALUE, END OF PERIOD                 $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(A)                                  1.46%     2.80%     3.04%     2.84%     1.83%     2.11%
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                         1.01%*    0.99%     0.99%     0.99%     0.99%     0.99%
 Net investment income                            2.90%*    2.75%     2.99%     2.76%     1.81%     2.10%
 Expense waiver/reimbursement(b)                  0.09%*    0.09%     0.33%     0.05%     0.06%     0.03%
 SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)      $535,007  $515,060  $478,605  $445,164  $574,801  $456,205

 *  Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                           MUNICIPAL CASH SERIES

                        NOVEMBER 30, 1997 (UNAUDITED)

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at November 30, 1997, is as follows:

                 SECURITY                                                 ACQUISITION DATE   ACQUISITION COST
 Dakota County & Washington County MN Housing & Redevelopment Authority      8/28/1997         $5,775,000
 Montana State Board of Housing                                              10/1/1997          3,780,000
 Oklahoma HFA                                                               12/12/1996          3,860,000
 Wisconsin Housing & Economic Development Authority (Series B)               8/28/1997          1,450,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At November 30, 1997, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At November 30, 1997, capital paid-in aggregated $535,006,786. Transactions in capital stock were as follows:

                                   SIX MONTHS
                                      ENDED
                                                                       NOVEMBER 30,    YEAR ENDED
                                                                           1997        MAY 31, 1997
Shares sold                                                            996,419,320    2,221,134,502
Shares issued to shareholders in payment of distributions declared       6,950,396       14,397,804
Shares redeemed                                                       (983,422,603)  (2,199,077,184)
  Net change resulting from share transactions                          19,947,113       36,455,122

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended November 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $395,330,000 and $331,890,000, respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

                                  DIRECTORS

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                              Richard B. Fisher
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              J. Crilley Kelly
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

                                    NOTES

[Graphic]Federated Investors

Municipal Cash Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS
NOVEMBER 30, 1997

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 147551303
0122605 (1/98)
[Graphic]





                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Prime Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month period ended November 30, 1997. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, Prime Cash Series paid a total of $0.02 in dividends per share. In addition to income on their ready cash, shareholders benefit from the fund's daily liquidity and stability of principal.* Assets continued to soar, reaching $3 billion at the reporting period's end.

At the end of the reporting period, the fund was invested across a diversified, high-quality portfolio of money market securities that included asset-backed securities (5.4%), commercial paper (33.9%), variable rate notes (19.0%), repurchase agreements (17.7%), time deposits (14.5%), certificates of deposit (9.2%), short-term notes (3.1%), and a loan participation note (0.3%).

Thank you for choosing Prime Cash Series as a convenient way to keep your cash working every day through the relative safety of high-quality money market obligations. Please contact your investment representative if you have any questions about the fund.

Sincerely,

[Graphic]

Richard B. Fisher
President
January 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in this fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Prime Cash Series invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments, and repurchase agreements.

During the past six months the U.S. economy continued to march ahead without signs of higher inflation. The unemployment rate fell to a quarter-century low of 4.60%. Consumer spending, which accounts for two-thirds of the U.S. economy, was on the rise, fueled in part by gains in income. Despite strong indicators on the domestic side, economic turmoil in Asia should help to slow U.S. growth next year. The slowdown in Asia is coming as things are heating up in the U.S. This combination should lead to the slow steady growth that the Federal Reserve Board (the "Fed") likes to see.

The money market yield curve was flat throughout the reporting period. On November 28, 1997, the one-month commercial paper rate was 5.54% while the six-month rate was 5.57%. Thirty-day commercial paper started the reporting period at 5.56% on June 1, 1997, and declined modestly to end the reporting period at 5.54%. The six-month commercial paper rate declined by one basis point over six months. This lack of movement reflects the 5.25% federal funds target maintained by the Fed for the entire six-month reporting period.

The target average maturity range for the fund remained in the 35- to 45-day range throughout the reporting period. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month reporting period ended November 28, 1997, the net assets of the fund increased from $2.3 billion to $3.1 billion while the 7-day net yield increased from 4.73% to 4.74%.* The effective average maturity of the fund on November 28, 1997, was 42 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.

                          PORTFOLIO OF INVESTMENTS

                             PRIME CASH SERIES

                        NOVEMBER 30, 1997 (UNAUDITED)

      PRINCIPAL
        AMOUNT                                                                          VALUE

 ASSET-BACKED SECURITIES--5.4%
 FINANCE - AUTOMOTIVE--2.3%
 $           8,034,915 Arcadia Automobile Receivables Trust 1997-C, Class A-1,     $      8,034,915
                       5.650%, 9/15/1998
             2,894,224 Banc One Auto Trust 1995-A, 7.050%, Class A-5, 8/15/1998           2,903,213
             4,108,597 Chase Manhattan Auto Owner Trust 1997-B, Class A-1,                4,108,597
                       5.744%, 7/10/1998
             4,701,526 Chase Manhattan RV Owner Trust 1997-A, Class A-1, 5.598%,          4,701,526
                       10/15/1998
            34,677,761 Ford Credit Auto Owner Trust 1997-B, Class A-1, 5.748%,           34,677,761
                       10/15/1998
            18,153,056 MMCA Auto Owner Trust 1997-1, Class A-1, 5.630%,                  18,149,297
                       11/15/1998
                         TOTAL                                                           72,575,309
 FINANCE - EQUIPMENT--2.6%
            56,500,000 Capita Equipment Receivables Trust 1997-1, Class A-1,             56,488,700
                       5.80%, 12/15/1998
            20,500,000 Caterpillar Financial Asset Trust 1997-B, Class A-1,              20,500,000
                       5.805%, 11/25/1998
             5,530,161 Copelco Capital Funding Corp. X 1997-A, Class A-1, 5.809%,         5,530,161
                       7/20/1998
                         TOTAL                                                           82,518,861
 INSURANCE--0.5%
            15,500,000 WFS Financial 1997-C Owner Trust, Class A-1, 5.710%,              15,500,000
                       9/20/1998
                         TOTAL ASSET-BACKED SECURITIES                                  170,594,170
 CERTIFICATE OF DEPOSIT--9.2%
 BANKING--9.2%
            20,000,000 Bankers Trust Co., New York, 5.910%, 10/13/1998                   19,994,391
            10,000,000 Crestar Bank of Virginia, Richmond, 5.720%, 2/23/1998             10,000,454
            20,000,000 MBNA America Bank, NA, 5.670%, 12/2/1997                          20,000,000
            86,000,000 Sanwa Bank Ltd., Osaka, 6.180% - 6.300%, 1/20/1998 -              86,001,190
                       1/23/1998
           103,500,000 Societe Generale, Paris, 5.720% - 5.970%, 1/7/1998 -             103,472,310
                       10/15/1998
             5,000,000 Standard Federal Bank, 5.750%, 12/5/1997                           5,000,000
            30,000,000 Sumitomo Bank Ltd., Osaka, 6.170%, 1/20/1998                      30,000,412
            15,000,000 Sumitomo Bank Ltd., Osaka, 6.450%, 1/23/1998                      14,985,238
                         TOTAL CERTIFICATE OF DEPOSIT                                   289,453,995
 (A)COMMERCIAL PAPER--33.9%
 BANKING--7.7%
            42,000,000 ABN AMRO Bank N.V., Amsterdam, 5.687% - 5.793%, 1/5/1998 -        41,676,814
                       2/5/1998
            14,000,000 AI Credit Corp., (AIG SA), 5.683%, 1/15/1998                      13,903,050

 PRIME CASH SERIES

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (A)COMMERCIAL PAPER--CONTINUED
 BANKING--CONTINUED
 $          30,000,000 Abbey National N.A. Corp., (Guaranteed by Abbey National    $     29,588,375
                       Bank PLC, London), 5.708% - 5.709%, 2/25/1998 - 3/3/1998
            20,000,000 Commonwealth Bank of Australia, Sydney, 5.704% - 5.710%,          19,614,583
                       4/1/1998 - 4/9/1998
            22,000,000 Cregem North America, Inc., (Guaranteed by Credit Communal        21,722,311
                       de Belgique, Brussles), 5.762%, 2/19/1998
            18,000,000 Den Danske Corp., Inc., (Guaranteed by Den Danske Bank            17,755,580
                       A/S), 5.716%, 2/27/1998
            15,000,000 Glencore Finance (Bermuda) Ltd., (ABN AMRO Bank N.V.,             14,990,767
                       Amsterdam LOC), 5.609%, 12/5/1997
            17,544,000 Lloyds Bank PLC, London, 5.709% - 5.773%, 12/29/1997 -            17,369,250
                       3/3/1998
            55,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska               54,475,844
                       Handelsbanken, Stockholm), 5.681% - 5.857%, 12/2/1997 -
                       3/13/1998
            12,000,000 Toronto Dominion Holdings (USA), Inc., (Guaranteed by             11,970,293
                       Toronto-Dominion Bank), 5.730%, 12/17/1997
                         TOTAL                                                          243,066,867
 FINANCE - AUTOMOTIVE--1.8%
            56,000,000 Ford Motor Credit Corp., 5.650%, 1/16/1998                        55,600,720
 FINANCE - COMMERCIAL--12.2%
            28,000,000 Alpha Finance Corp., Ltd., 5.742% - 5.779%, 2/13/1998 -           27,612,858
                       3/12/1998
            10,000,000 Asset Securitization Cooperative Corp., 5.825%, 12/9/1997          9,987,422
            67,000,000 Beta Finance, Inc., 5.681% - 5.825%, 12/2/1997 - 2/17/1998        66,343,204
            15,000,000 CIT Group Holdings, Inc., 5.654%, 4/3/1998                        14,718,125
            55,000,000 CXC, Inc., 5.615% - 5.768%, 1/13/1998 - 2/10/1998                 54,545,513
            41,320,000 Falcon Asset Securitization Corp., 5.687% - 5.705%,               40,899,350
                       1/23/1998 - 2/18/1998
            75,000,000 General Electric Capital Corp., 5.709% - 5.743%, 1/15/1998        73,963,442
                       - 4/6/1998
            55,465,000 Greenwich Funding Corp., 5.608% - 5.805%, 12/10/1997 -            55,055,122
                       2/25/1998
            26,702,000 Receivables Capital Corp., 5.775% - 5.776%, 2/10/1998 -           26,396,125
                       2/12/1998
            14,000,000 Sheffield Receivables Corp., 5.807%, 1/20/1998                    13,888,194
                         TOTAL                                                          383,409,355
 FINANCE - RETAIL--9.2%
           155,000,000 Associates Corp. of North America, 5.584% - 5.753%,              155,000,000
                       12/1/1997
           100,000,000 Household Finance Corp., 5.803%, 12/1/1997                       100,000,000
            36,000,000 New Center Asset Trust, A1+/P1 Series, 5.642% - 5.716%,           35,402,226
                       2/27/1998 - 4/3/1998
                         TOTAL                                                          290,402,226
 MACHINERY, EQUIPMENT, AUTO--0.9%
            28,000,000 Eaton Corp., 5.709%, 2/2/1998                                     27,728,050

PRIME CASH SERIES

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (A)COMMERCIAL PAPER--CONTINUED
 OIL & OIL FINANCE--1.4%
 $          15,000,000 Chevron Transport Corp., (Guaranteed by Chevron Corp.),     $     14,868,867
                       5.704%, 1/26/1998
            30,000,000 Koch Industries, Inc., 5.624%, 12/1/1997                          30,000,000
                         TOTAL                                                           44,868,867
 TRANSPORTATION--0.7%
            22,242,000 BAA PLC, 5.647% - 5.710%, 1/6/1998 - 2/4/1998                     22,062,969
                         TOTAL COMMERCIAL PAPER                                       1,067,139,054
 SHORT-TERM NOTES--3.1%
 BANKING--1.9%
            25,000,000 SALTS II Cayman Islands Corp., (Bankers Trust                     25,000,000
                       International, PLC Swap Agreement), 5.769%, 12/18/1997
            25,000,000 SALTS III Cayman Island Corp., (Bankers Trust                     25,000,000
                       International, PLC Swap Agreement), 5.944%, 1/23/1998
             9,000,000 SALTS III Cayman Island Corp., (Bankers Trust                      9,000,000
                       International, PLC Swap Agreement), 6.065%, 12/18/1997
                         TOTAL                                                           59,000,000
 BROKERAGE--0.9%
            30,000,000 Goldman Sachs & Co., 5.781%, 1/26/1998                            30,000,000
 FINANCE - COMMERCIAL--0.3%
            10,000,000 (c)Triangle Funding Ltd., 5.750%, 11/16/1998                      10,000,000
                         TOTAL CORPORATE NOTES                                           99,000,000
 LOAN PARTICIPATION--0.3%
 FINANCE - EQUIPMENT--0.3%
            10,000,000 Pitney Bowes Credit Corp., 5.700%, 12/10/1997                      9,985,750
 (B)NOTES - VARIABLE--19.0%
 BANKING--10.5%
             4,385,000 Aurora City, IL, (Series 1995), (First of America Bank -           4,385,000
                       Illinois LOC), 5.938%, 12/4/1997
               875,000 Avalon Hotel Associates, (Corestates Bank N.A.,                      875,000
                       Philadelphia, PA LOC), 5.760%, 12/4/1997
             3,400,000 Blackwell Investments, Inc., (Bank One, Louisiana LOC),            3,400,000
                       5.880%, 12/4/1997
             1,810,000 Boozer Lumber Co., (SouthTrust Bank of Alabama, Birmingham         1,810,000
                       LOC), 6.020%, 12/5/1997
             6,655,000 Cliffbreakers, LLC Project, Series 1997, (First of
                       America 6,655,000 Bank - Illinois LOC), 5.800%, 12/4/1997
            11,665,000 Congregate Care Corp., (Union Bank of California LOC),            11,665,000
                       5.890%, 12/3/1997
             1,430,000 Denver Urban Renewal Authority, (Series 1992-B), (Banque           1,430,000
                       Paribas, Paris LOC), 5.900%, 12/4/1997
             6,100,000 Dewberry III, L.P., (First National Bank of Maryland,              6,100,000
                       Baltimore LOC), 5.913%, 12/4/1997

PRIME CASH SERIES

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (B)NOTES - VARIABLE--CONTINUED
 BANKING--CONTINUED
 $           1,500,000 Edgefield County, SC, Series 1997 (Bondex Inc. Project),    $      1,500,000
                       (Marine Midland Bank N.A., Buffalo, NY LOC), 5.875%,
                       12/4/1997
             7,100,000 Euclid Superior Parking, (KeyBank, N.A. LOC), 5.840%,              7,100,000
                       12/5/1997
             2,435,000 Gahanna, OH, City of, Franklin Steel Co. Project, (Star            2,435,000
                       Bank, N.A., Cincinnati LOC), 5.680%, 12/4/1997
            11,005,000 HJH Associates of Alabama, Hilton Hotel, Huntsville,              11,005,000
                       (SouthTrust Bank of Alabama, Birmingham LOC), 5.860%,
                       12/4/1997
             5,200,000 Kenny, Donald R. and Cheryl A., Series 1996-C, (Star Bank,         5,200,000
                       N.A., Cincinnati LOC), 5.850%, 12/4/1997
             2,000,000 La-Man Corp., (SouthTrust Bank of Alabama, Birmingham              2,000,000
                       LOC), 5.850%, 12/5/1997
             2,290,000 Lake Sherwood Senior Living Center, LLC, (Union Planters           2,290,000
                       NB, Memphis, TN LOC), 5.880%, 12/4/1997
            51,000,000 (c)Liquid Asset Backed Securities Trust, Series 1996-3,           51,000,000
                       (Westdeutsche Landesbank Girozentrale Swap Agreement),
                       5.645%, 12/15/1997
            43,132,323 (c) Liquid Asset Backed Securities Trust, Series 1997-1,          43,132,323
                       (Westdeutsche Landesbank Girozentrale Swap Agreement),
                       5.625%, 12/15/1997
            10,000,000 Long Lane Master Trust III, Series 1997-C, (Bank Boston,          10,000,000
                       N.A., Swap Agreement), 5.780%, 12/5/1997
             3,845,000 Maryland State IDFA, (Genetic Therapy, Inc.), (First               3,845,000
                       National Bank of Maryland, Baltimore LOC), 5.730%,
                       12/1/1997
             5,800,000 Maryland State IDFA, (Kelly Springfield Tire), (First              5,800,000
                       National Bank of Maryland, Baltimore LOC), 5.830%,
                       12/1/1997
             2,834,000 Maryland State IDFA, Human Genome, Series1994, (First              2,834,000
                       National Bank of Maryland, Baltimore LOC), 5.850%,
                       12/1/1997
             9,000,000 Mississippi Business Finance Corp., Howard Industries,             9,000,000
                       Inc. Series 1997, (First American National Bank,
                       Nashville, TN LOC), 6.025%, 12/4/1997
            18,000,000 National Funding Corp., Series 1994-A, (American National         18,000,000
                       Bank, Chicago LOC), 5.830%, 12/4/1997
               655,000 New Jersey EDA, Series 1992 K-3, (Banque Nationale de                655,000
                       Paris LOC), 5.974%, 12/1/1997
             3,745,000 New Jersey EDA, Series 1992-H, (Banque Nationale de Paris          3,745,000
                       LOC), 5.849%, 12/1/1997
             5,875,000 Pelham City, IDB, (Columbus Bank and Trust Co., GA LOC),           5,875,000
                       5.980%, 12/4/1997
             2,000,000 Pelham City, IDB, (Columbus Bank and Trust Co., GA LOC),           2,000,000
                       5.980%, 12/4/1997
             5,700,000 Pennsylvania EDFA, (Series 1993-C), (Barclays Bank PLC,            5,700,000
                       London LOC), 5.680%, 12/3/1997
            46,771,668 (c)Rabobank Optional Redemption Trust, Series 1997-101,           46,771,668
                       5.754%, 12/15/1997
             2,200,000 Saegertown Manufacturing Corp., (PNC Bank, N.A. LOC),              2,200,000
                       5.658%, 12/1/1997
             4,930,000 Southeast Regional Holdings, LLC, Series 1995-A,
                       (Columbus 4,930,000 Bank and Trust Co., GA LOC), 5.830%,
                       12/4/1997
             5,400,000 Sun Valley, Inc., (SouthTrust Bank of Georgia, Atlanta             5,400,000
                       LOC), 6.020%, 12/5/1997

PRIME CASH SERIES

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (B)NOTES - VARIABLE--CONTINUED
 BANKING--CONTINUED
 $           3,620,000 (c)Toledo Medical Building I L.P., (Huntington National     $      3,620,000
                       Bank, Columbus, OH LOC), 6.270%, 5/1/1998
            19,125,000 Union Development Co., (Bank of America NT and SA, San            19,125,000
                       Francisco LOC), 5.650%, 12/4/1997
             4,375,000 United Jewish Federation of Greater Pittsburgh VRDB,               4,375,000
                       Series 1995A, (PNC Bank, N.A. LOC), 5.700%, 12/4/1997
             6,520,000 Van Dyne Crotty Co., (Huntington National Bank, Columbus,          6,520,000
                       OH LOC), 5.830%, 12/4/1997
             5,760,000 Woodbury Business Forms, Inc./Carribean Business Forms,            5,760,000
                       Series 1996 Taxable Revenue Bonds, (Columbus Bank and
                       Trust Co., GA LOC), 5.980%, 12/4/1997
                         TOTAL                                                          328,137,991
 FINANCE - EQUIPMENT--0.9%
            29,400,000 Comdisco, Inc., 5.819%, 8/26/1998                                 29,400,000
 FINANCE - RETAIL--1.4%
            21,000,000 AFS Insurance Premium Receivables Trust, (Series 1994-A),         21,000,000
                       6.181%, 12/15/1997
            23,000,000 Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class
                       23,000,000 A1), 5.615%, 12/15/1997
                         TOTAL                                                           44,000,000
 INSURANCE--6.2%
            60,000,000 General American Life Insurance Co., 5.852%, 12/22/1997           60,000,000
            66,126,271 (c)Liquid Asset Backed Securities Trust, Series 1997-3 Senior     66,126,271
                       Notes, (Guaranteed by AMBAC), 5.626%, 12/27/1997
            25,000,000 SunAmerica Life Insurance Company, 5.756%, 12/1/1997              25,000,000
            15,000,000 SunAmerica Life Insurance Company, 5.756%, 12/1/1997              15,000,000
            30,000,000 Transamerica Occidental Life Insurance Company, 5.719%,           30,000,000
                       2/6/1998
                         TOTAL                                                          196,126,271
                         TOTAL NOTES - VARIABLE                                         597,664,262
 TIME DEPOSITS--14.5%
 BANKING--14.5%
           100,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.750% - 12.000%, 12/1/1997       100,000,000
                       - 1/2/1998
           100,000,000 Canadian Imperial Bank of Commerce, Toronto, 5.750%,             100,000,000
                       12/1/1997
            25,000,000 Canadian Imperial Bank of Commerce, Toronto, 8.000%,              25,000,000
                       1/2/1998
           106,000,000 Chase Manhattan Bank (USA) N.A., Wilmington, 5.750%,             106,000,000
                       12/1/1997
           125,000,000 Royal Bank of Canada, Montreal, 5.750%, 12/1/1997                125,000,000
                         TOTAL TIME DEPOSITS                                            456,000,000
 (D)REPURCHASE AGREEMENTS--17.7%
            47,000,000 Bear, Stearns and Co., 5.760%, dated 11/28/1997, due              47,000,000
                       12/1/1997
            50,000,000 Chase Government Securities, Inc., 5.760%, dated                  50,000,000
                       11/28/1997, due 12/1/1997

PRIME CASH SERIES

      PRINCIPAL
        AMOUNT                                                                          VALUE

 (D)REPURCHASE AGREEMENTS--CONTINUED
 $          80,000,000 Fuji Government Securities, Inc., 5.730%, dated             $     80,000,000
                       11/28/1997, due 12/1/1997
            18,800,000 HSBC Securities, Inc., 5.750%, dated 11/28/1997, due              18,800,000
                       12/1/1997
            24,000,000 J.P. Morgan & Co., Inc., 5.700%, dated 11/28/1997, due            24,000,000
                       12/1/1997
           100,000,000 J.P. Morgan & Co., Inc., 5.740%, dated 11/28/1997, due           100,000,000
                       12/1/1997
           125,000,000 Merrill Lynch, Pierce, Fenner and Smith, 5.720%, dated           125,000,000
                       11/28/1997, due 12/1/1997
            28,404,000 PaineWebber Group, Inc., 5.720%, dated 11/28/1997, due            28,404,000
                       12/1/1997
            20,100,000 Societe Generale, New York, 5.700%, dated 11/28/1997, due         20,100,000
                       12/1/1997
            63,000,000 UBS Securities, Inc., 5.750%, dated 11/28/1997, due               63,000,000
                       12/1/1997
                         TOTAL REPURCHASE AGREEMENTS                                    556,304,000
                         TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                   $ 3,246,141,231

(a) Each issue shows the rate of discount at time of purchase for discount issues, or the coupon for the interest bearing issues.

(b) Current rate and next reset date shown.

(c) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1997, these securities amounted to $220,650,262 which represents 7.0% of net assets.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($3,148,493,688) at November 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation EDA --Economic Development Authority EDFA --Economic Development Financing Authority IDB --Industrial Development Bond IDFA --Industrial Development Finance Authority LLC --Limited Liability Corporation LOC --Letter of Credit PLC --Public Limited Company SA --Support Agreement

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                             PRIME CASH SERIES

                       NOVEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                              $   556,304,000
 Investments in securities                                           2,689,837,231
   Total investments in securities, at amortized cost and value                     $ 3,246,141,231
 Cash                                                                                    31,458,249
 Income receivable                                                                        9,104,232
 Receivable for shares sold                                                                  25,353
   Total assets                                                                       3,286,729,065
 LIABILITIES:
 Payable for investments purchased                                     131,488,700
 Income distribution payable                                             5,805,973
 Accrued expenses                                                          940,704
   Total liabilities                                                                    138,235,377
 Net Assets for 3,148,493,688 shares outstanding                                    $ 3,148,493,688
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
 SHARE:
 $3,148,493,688 / 3,148,493,688 shares outstanding                                            $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                             PRIME CASH SERIES

               SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                             $  79,877,018
 EXPENSES:
 Investment advisory fee                                             $    6,973,393
 Administrative personnel and services fee                                1,052,982
 Custodian fees                                                             126,189
 Transfer and dividend disbursing agent fees and expenses                 3,052,928
 Directors'/Trustees' fees                                                   11,016
 Auditing fees                                                                6,681
 Legal fees                                                                   4,575
 Portfolio accounting fees                                                   74,774
 Distribution services fee                                                1,394,679
 Shareholder services fee                                                 3,486,696
 Share registration costs                                                   225,200
 Printing and postage                                                       175,355
 Insurance premiums                                                           9,516
 Taxes                                                                       53,208
 Miscellaneous                                                                8,516
   Total expenses                                                        16,655,708
   Waiver of investment advisory fee                                     (2,659,867)
     Net expenses                                                                        13,995,841
       Net investment income                                                          $  65,881,177

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                              PRIME CASH SERIES

                                                              SIX MONTHS ENDED
                                                                 (UNAUDITED)        YEAR ENDED
                                                              NOVEMBER 30, 1997     MAY 31, 1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $     65,881,177   $      96,413,512
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                           (65,881,177)        (96,413,512)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     5,630,204,312       9,031,450,524
 Net asset value of shares issued to shareholders in payment         61,757,380          90,848,174
 of distributions declared
 Cost of shares redeemed                                         (4,906,849,884)     (8,298,152,325)
   Change in net assets resulting from share transactions           785,111,808         824,146,373
     Change in net assets                                           785,111,808         824,146,373
 NET ASSETS:
 Beginning of period                                              2,363,381,880       1,539,235,507
 End of period                                                 $  3,148,493,688   $   2,363,381,880

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                              ENDED
                                            (UNAUDITED)
                                            NOVEMBER 30,                   YEAR ENDED MAY 31,
                                               1997         1997       1996       1995       1994      1993
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00      $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                            0.02        0.05        0.05        0.05      0.02      0.03
LESS DISTRIBUTIONS
Distributions from net investment income        (0.02)      (0.05)      (0.05)      (0.05)    (0.02)    (0.03)
NET ASSET VALUE, END OF PERIOD                 $ 1.00      $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00
TOTAL RETURN(A)                                  2.39%       4.64%       4.90%       4.60%     2.48%     2.61%
RATIOS TO AVERAGE NET ASSETS
Expenses                                         1.00%*      0.99%       0.99%       0.99%     0.99%     0.99%
Net investment income                            4.72%*      4.55%       4.78%       4.57%     2.45%     2.58%
Expense waiver/reimbursement(b)                  0.19%*      0.20%       0.38%       0.20%     0.18%     0.15%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)    $3,148,494  $2,363,382  $1,539,235  $1,027,083  $791,147  $796,832

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                             PRIME CASH SERIES

                        NOVEMBER 30, 1997 (UNAUDITED)

ORGANIZATION

Cash Series Trust, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at November 30, 1997, is as follows:

                 SECURITY                               ACQUISITION DATE    ACQUISITION COST
 Liquid Asset Backed Securities Trust, Series 1997-1         2/19/1997          $43,132,323
 Liquid Asset Backed Securities Trust, Series 1996-3         8/15/1996           51,000,000
 Liquid Asset Backed Securities Trust, Series 1997-3         6/27/1997           66,126,271
 Rabobank Optional Redemption Trust, Series 1997-101         7/17/1997           46,771,668
 Toledo Medical Building (Huntington National Bank LOC)      11/2/1992            3,620,000
 Triangle Funding LTD., Series 1997-1, Class 1               10/10/1997          10,000,000


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At November 30, 1997, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At November 30, 1997, capital paid-in aggregated $3,148,493,688. Transactions in capital stock were as follows:

                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                  NOVEMBER 30, 1997     MAY 31,1997
Shares sold                                                          5,630,204,312     9,031,450,524
Shares issued to shareholders in payment of distributions declared      61,757,380        90,848,174
Shares redeemed                                                     (4,906,849,884)   (8,298,152,325)
  Net change resulting from share transactions                         785,111,808       824,146,373

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

                                  DIRECTORS

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                              Richard B. Fisher
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              J. Crilley Kelly
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

                                    NOTES

                                    NOTES

[Graphic]Federated Investors

Prime Cash Series

SEMI-ANNUAL REPORT TO SHAREHOLDERS
NOVEMBER 30, 1997

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 147551105
0122606 (1/98)
[Graphic]






                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Treasury Cash Series, a portfolio of Cash Trust Series, Inc., which covers the six-month period ended November 30, 1997. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, Treasury Cash Series paid a total of $0.02 in dividends per share. In addition to income on their ready cash, shareholders benefit from the fund's daily liquidity and stability of principal.*

At the end of the reporting period, 86.1% of the fund's $885 million net assets was invested in repurchase agreements backed by U.S. government securities, because these securities offered yield advantages over many direct government securities. The remainder of the fund's assets was invested in direct U.S. Treasury bills and notes.

Thank you for choosing Treasury Cash Series as a convenient way to keep your cash working every day through the relative safety of U.S. Treasury money market obligations. Please contact your investment representative if you have any questions about your investment.

Sincerely,

[Graphic]

Richard B. Fisher
President
January 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in this fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

Treasury Cash Series is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard & Poor's Ratings Group ("S&P") and Aaa by Moody's Investors Service, Inc. ("Moody's").*

Over the six months ended November 30, 1997, Federal Reserve Board (the "Fed") policy remained on hold with the federal funds target rate at 5.50%. Economic fundamentals remained strong over the reporting period, but inflationary pressures remained benign. On the heels of the 25 basis point tightening by the Fed in late March, short-term interest rates gradually declined over the second quarter as fears of another near-term Fed tightening receded notably in light of little to no evidence of price pressures. The market then traded within a fairly narrow range through the summer months, with few new developments to break it out of its holding pattern. Fed tightening fears were rekindled in early October, however, as comments by Fed officials indicated an internal debate over whether tight labor markets and above-trend growth would eventually lead to inflationary pressures, and many analysts expected a 25 basis point hike in the federal funds target rate at the Fed's November Federal Open Market Committee meeting. Turmoil in the overseas markets in late October and into November, particularly in the Asian equity markets, took pressure off of the Fed in the near term, however, and put them back on the sidelines until the situation stabilizes.

Very short-term Treasury bills were heavily influenced by technical factors over the reporting period--namely, a reduction in the overall Treasury bill auction sizes due to stronger than expected tax receipts and continued improvement in the budget deficit. As a result, movements in the relatively longer 1-year Treasury bill were the best barometer of the shifting market sentiment over the reporting period. The yield on this security declined steadily from 5.75% in early June to 5.50% in early July, then traded within a fairly narrow range until early October. The yield then rose to 5.60% by the middle of the month as Fed tightening expectations resurfaced, plunged to 5.20% in the midst of the Asian crisis as investors sought a safe haven in Treasury securities, and ended the reporting period around 5.50% as the overseas markets found some tenuous support.

Over the reporting period, the fund was targeted in a 35- to 45-day average maturity range, representing a neutral stance. The average maturity of the fund varied within that range according to relative value opportunities available in the Treasury market. Technical influences in shorter-term Treasury securities offered opportunities to sell out of these securities and reinvest farther out the curve. The fund remained barbelled in structure, combining a significant position in overnight and term repurchase agreements with purchases of Treasury bills and notes with 6- to 12-month maturities. Although the economic fundamentals still point to an economy with a decent head of steam, the uncertainty about the recent developments in Asia is likely to keep the Fed on hold for the time being, and the fund will likely maintain its current stance in the near term.

* These ratings are obtained after S&P evaluates a number of factors, including credit quality, market price exposure, and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated, fixed-income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

                          PORTFOLIO OF INVESTMENTS

                            TREASURY CASH SERIES

                             NOVEMBER 30, 1997

      PRINCIPAL
        AMOUNT                                                                           VALUE

 SHORT-TERM U.S. TREASURY OBLIGATIONS--18.8%
 (A)U. S. TREASURY BILLS --4.4%
 $          39,000,000 5.300% - 5.625%, 12/16/1997 - 6/25/1998                       $   38,702,428
 U.S. TREASURY NOTES --14.4%
           127,000,000 4.750% - 8.250%, 2/15/1998 - 10/31/1998                          127,339,703
                           Total Short-Term U.S. Treasury Obligations                   166,042,131
 (B)REPURCHASE AGREEMENTS--86.1%
            71,800,000 Swiss Bank Capital Markets, 5.700%, dated 11/28/1997, due         71,800,000
                       12/1/1997
            40,000,000 Toronto Dominion Securities (USA) Inc., 5.720%, dated             40,000,000
                       11/28/1997, due 12/1/1997
            40,000,000 Societe Generale, New York, 5.700%, dated 11/28/1997, due         40,000,000
                       12/1/1997
            40,000,000 Morgan Stanley Group, Inc., 5.720%, dated 11/28/1997, due         40,000,000
                       12/1/1997
            40,000,000 Merrill Lynch, Pierce, Fenner and Smith, 5.720%, dated            40,000,000
                       11/28/1997, due 12/1/1997
            40,000,000 J.P. Morgan & Co., Inc., 5.700%, dated 11/28/1997, due            40,000,000
                       12/1/1997
            40,000,000 Harris Government Securities, Inc., 5.720%, dated                 40,000,000
                       11/28/1997, due 12/1/1997
            40,000,000 Greenwich Capital Markets, Inc., 5.720%, dated 11/28/1997,        40,000,000
                       due 12/1/1997
            40,000,000 First Union Capital Markets, 5.700%, dated 11/28/1997, due        40,000,000
                       12/1/1997
            40,000,000 Donaldson, Lufkin and Jenrette Securities Corp., 5.700%,          40,000,000
                       dated 11/28/1997, due 12/1/1997
            40,000,000 CIBC Wood Gundy Securities Corp., 5.700%, dated 11/28/1997,       40,000,000
                       due 12/1/1997
            40,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.720%, dated 11/28/1997, due      40,000,000
                       12/1/1997
            35,000,000 UBS Securities, Inc., 5.730%, dated 11/28/1997, due               35,000,000
                       12/1/1997
            35,000,000 Deutsche Bank Government Securities, Inc., 5.720%, dated          35,000,000
                       11/28/1997, due 12/1/1997
            35,000,000 Barclays de Zoete Wedd Securities, Inc., 5.720%, dated            35,000,000
                       11/28/1997, due 12/1/1997
            35,000,000 BT Securities Corp., 5.730%, dated 11/28/1997, due 12/1/1997      35,000,000
            22,000,000 (c)Goldman Sachs Group, LP, 5.540%, dated 10/28/1997, due         22,000,000
                       1/26/1998
            21,000,000 (c)Swiss Bank Capital Markets, 5.540%, dated 10/2/1997, due       21,000,000
                       1/2/1998
            21,000,000 (c)Morgan Stanley Group, Inc., 5.560%, dated 10/15/1997, due      21,000,000
                       1/12/1998
            20,000,000 (c)Morgan Stanley Group, Inc., 5.560%, dated 10/29/1997, due      20,000,000
                       1/27/1998
            11,000,000 (c)Deutsche Bank Government Securities, Inc., 7.300%, dated       11,000,000
                       11/24/1997, due 1/5/1998
             8,000,000 (c)Swiss Bank Capital Markets, 5.620%, dated 11/20/1997, due       8,000,000
                       1/20/1998
             5,000,000 (c)Credit Suisse First Boston, Inc., 5.540%, dated                 5,000,000
                       10/28/1997, due 1/15/1998
             2,000,000 (c)Credit Suisse First Boston, Inc., 5.490%, dated                 2,000,000
                       10/28/1997, due 12/31/1997
                           Total Repurchase Agreements                                  761,800,000
                           Total Investments (at amortized cost)(d)                   $ 927,842,131

(a) The issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($884,535,860) at November 30, 1997.

The following acronym is used throughout this portfolio:

LP --Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                            TREASURY CASH SERIES

                       NOVEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                $ 761,800,000
 Investments in securities                                             166,042,131
 Total investments in securities, at amortized cost and value                         $ 927,842,131
 Cash                                                                                       372,201
 Income receivable                                                                        2,818,909
   Total assets                                                                         931,033,241
 LIABILITIES:
 Payable for investments purchased                                      44,138,651
 Income distribution payable                                             2,222,239
 Accrued expenses                                                          136,491
   Total liabilities                                                                     46,497,381
 Net Assets for 884,535,860 shares outstanding                                        $ 884,535,860
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 $884,535,860 / 884,535,860 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                            TREASURY CASH SERIES

               SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 22,998,928
 EXPENSES:
 Investment advisory fee                                                 $ 2,048,802
 Administrative personnel and services fee                                   309,369
 Custodian fees                                                               44,954
 Transfer and dividend disbursing agent fees and expenses                    194,551
 Directors'/Trustees' fees                                                     6,036
 Auditing fees                                                                 6,589
 Legal fees                                                                    2,470
 Portfolio accounting fees                                                    59,852
 Distribution services fee                                                   409,760
 Shareholder services fee                                                  1,024,401
 Share registration costs                                                     17,671
 Printing and postage                                                         22,509
 Insurance premiums                                                            3,660
 Taxes                                                                        30,103
 Miscellaneous                                                                11,163
   Total expenses                                                          4,191,890
 Waivers --
   Waiver of investment advisory fee                                         (80,293)
     Net expenses                                                                         4,111,597
       Net investment income                                                           $ 18,887,331

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                            TREASURY CASH SERIES

                                                                 SIX MONTHS
                                                                   ENDED
                                                                 (UNAUDITED)        YEAR ENDED
                                                                NOVEMBER 30,          MAY 31,
                                                                    1997                1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $     18,887,331   $      31,059,670
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                           (18,887,331)        (31,059,670)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     1,766,743,758       3,450,893,937
 Net asset value of shares issued to shareholders in payment         15,135,592          24,708,694
 of distributions declared
 Cost of shares redeemed                                         (1,668,507,312)     (3,298,168,881)
   Change in net assets resulting from share transactions           113,372,038         177,433,750
     Change in net assets                                           113,372,038         177,433,750
 NET ASSETS:
 Beginning of period                                                771,163,822         593,730,072
 End of period                                                 $    884,535,860   $     771,163,822

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                              ENDED
                                           (UNAUDITED)
                                           NOVEMBER 30,                    YEAR ENDED MAY 31,
                                              1997         1997       1996        1995       1994       1993
 NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       1.00      $ 1.00     $ 1.00     $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.02       0.04        0.05       0.04       0.02        0.02
 LESS DISTRIBUTIONS
  Distributions from net investment income     (0.02)     (0.04)      (0.05)     (0.04)     (0.02)      (0.02)
 NET ASSET VALUE, END OF PERIOD               $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00      $ 1.00
 TOTAL RETURN(A)                                2.33%      4.50%       4.83%      4.34%      2.37%       2.47%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                      1.00%*     0.99%       0.99%      0.99%      0.99%       0.99%
  Net investment income                         4.61%*     4.41%       4.70%      4.26%      2.33%       2.46%
  Expense waiver/reimbursement(b)               0.02%*     0.03%       0.29%      0.08%      0.10%       0.04%
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)   $884,536    $771,164   $593,730   $424,091   $427,005    $532,334

 * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                            TREASURY CASH SERIES

                        NOVEMBER 30, 1997 (UNAUDITED)

ORGANIZATION

Cash Series Trust, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At November 30, 1997, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At November 30, 1997, capital paid-in aggregated $884,535,860. Transactions in capital stock were as follows:

                                   SIX MONTHS
                                ENDED YEAR ENDED
                                                                     NOVEMBER 30,    NOVEMBER 30,
                                                                        1997            1997
Shares sold  1,766,743,758 3,450,893,937
Shares issued to shareholders in payment of distributions declared      15,135,592      24,708,694
Shares redeemed                                                     (1,668,507,312) (3,298,168,881)
 Net change resulting from share transactions                          113,372,038     177,433,750

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

                                  DIRECTORS

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                              Richard B. Fisher

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              J. Crilley Kelly

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Treasury Cash Series

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
NOVEMBER 30, 1997

Federated Securities Corp., Distributor

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 147551402
0122607 (1/98)